Segment Information - Reconciliation of Segment EBITDA to Loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Segment EBITDA	$ (6,597)	$ (4,381)	$ (18,527)	$ (15,095)
Depreciation and amortization	181	225	569	2,092
Loss on investments accounted for under the equity method (note 8)	(3,197)	(3,002)	(10,767)	(4,104)
Foreign exchange (gain) loss	1,282	(1,709)	(4,145)	86
Gain on deconsolidation	0	0	0	(13,266)
Loss on sale of investments	0	352	0	352
Interest on long-term debt	142	257	500	859
Interest and other income, net of bank charges	(653)	(215)	(1,155)	(235)
Loss before income taxes in continuing operations	(10,396)
Loss before income taxes in continuing operations	(10,396)	(5,538)	(20,610)	(17,197)
Operating Segments
Segment Reporting Information [Line Items]
Segment EBITDA	(6,597)	(4,381)	(18,527)	(15,095)
Loss on investments accounted for under the equity method (note 8)	0	0	0	0
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Segment EBITDA	(4,161)	(4,111)	(14,798)	(5,619)
Corporate
Segment Reporting Information [Line Items]
Loss on investments accounted for under the equity method (note 8)	(3,197)	(3,002)	(10,767)	(4,104)
Corporate and unallocated operating expenses	$ 3,811	$ 3,356	$ 10,345	$ 13,729